Annual Total Returns[BarChart] - Invesco Dynamic Biotechnology and Genome ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.20%)	14.01%	61.68%	36.39%	2.01%	(23.03%)	22.42%	0.24%	18.25%	25.50%